American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2026

Short Duration Strategic Income Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 42.6%
Aerospace and Defense — 0.4%
Boeing Co., 6.30%, 5/1/29	2,984,000	3,107,029
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	2,225,000	2,221,821
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	2,025,000	2,027,549
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	440,000	442,332
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	3,055,000	3,069,576
		5,539,457
Banks — 8.3%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	2,000,000	1,799,986
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)	4,308,000	3,858,434
Bank of America Corp., VRN, 4.48%, 4/23/30	2,315,000	2,300,701
Bank of Montreal, VRN, 4.88%, 6/2/32	2,925,000	2,925,124
Bank of Montreal, VRN, 3.80%, 12/15/32	3,125,000	3,076,952
Bank of Montreal, VRN, 7.70%, 5/26/84	2,532,000	2,649,741
Bank of Nova Scotia, VRN, 4.58%, 6/5/29	2,730,000	2,722,545
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	2,086,000	2,201,873
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)	1,202,000	1,218,527
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	285,000	279,628
Canadian Imperial Bank of Commerce, VRN, 4.72%, 6/16/29	2,975,000	2,979,277
Citibank NA, VRN, 4.85%, 6/18/32	2,985,000	2,983,522
Credit Agricole SA, VRN, 4.66%, 1/12/32(1)	3,245,000	3,194,776
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,386,000	2,564,347
Fifth Third Bancorp, VRN, 5.98%, 1/30/30(1)	1,600,000	1,644,254
First-Citizens Bank & Trust Co., VRN, 5.10%, 7/13/29	1,230,000	1,231,816
FNB Corp., VRN, 5.72%, 12/11/30	2,067,000	2,084,295
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	3,305,000	3,306,801
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	346,000	358,814
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	740,000	718,738
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30	1,565,000	1,551,892
Morgan Stanley Private Bank NA, VRN, 4.21%, 2/8/30	2,455,000	2,423,275
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	485,000	482,919
Regions Bank, VRN, 4.76%, 7/27/29	2,735,000	2,736,254
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	672,000	695,011
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84	1,000,000	1,038,255
UWM Holdings LLC, 6.25%, 3/15/31(1)	635,000	566,422
Wells Fargo & Co., VRN, 4.58%, 5/20/29	2,970,000	2,963,155
Wells Fargo & Co., VRN, 4.18%, 1/23/30	2,218,000	2,189,199
Western Alliance Bancorp, VRN, 5.92%, (3-month SOFR plus 2.25%), 6/15/31	2,590,000	2,520,588
Westpac Banking Corp., VRN, 2.67%, 11/15/35	4,925,000	4,437,673
Zions Bancorp NA, 3.25%, 10/29/29	4,250,000	4,012,139
Zions Bancorp NA, VRN, 4.48%, 2/9/29	2,925,000	2,900,702
		72,617,635
Beverages — 0.1%
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)	620,000	619,707
Biotechnology — 0.0%
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	312,000	306,725

Broadline Retail — 0.3%
Amazon.com, Inc., 4.00%, 3/13/29	1,880,000	1,860,179
Amazon.com, Inc., 4.25%, 3/13/31	795,000	783,038
		2,643,217
Building Products — 0.7%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	2,020,000	1,883,076
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,494,000	1,424,504
Standard Industries, Inc., 4.75%, 1/15/28(1)	2,660,000	2,642,856
		5,950,436
Capital Markets — 5.3%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)	1,815,000	1,788,165
Ares Strategic Income Fund, 5.70%, 3/15/28	1,114,000	1,112,749
Blackstone Private Credit Fund, 3.25%, 3/15/27	3,590,000	3,546,028
Blackstone Private Credit Fund, 5.95%, 7/16/29	1,753,000	1,754,174
Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,184,000	2,175,299
Blue Owl Capital Corp., 3.40%, 7/15/26	3,880,000	3,877,275
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,185,000	1,210,867
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,227,588
Charles Schwab Corp., VRN, 4.74%, 5/21/30	2,125,000	2,129,449
Citadel Finance LLC, 4.75%, 2/14/29(1)	315,000	310,136
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,008,762
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	823,000	803,979
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,578,504
Goldman Sachs Group, Inc., VRN, 4.52%, 1/21/32	1,770,000	1,736,950
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	1,285,000	1,278,552
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,381,000	1,351,088
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,244,000	1,278,174
Golub Capital Private Credit Fund, 5.45%, 8/15/28	1,655,000	1,637,313
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,965,000	1,958,107
HPS Corporate Lending Fund, 4.90%, 9/11/28	605,000	593,100
Morgan Stanley, VRN, 4.13%, 10/18/29	2,740,000	2,702,891
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	2,269,000	2,217,025
Northern Trust Corp., VRN, 3.375%, 5/8/32	2,257,000	2,229,397
Oaktree Strategic Credit Fund, 6.50%, 7/23/29	2,235,000	2,251,179
State Street Corp., VRN, 3.03%, 11/1/34	2,480,000	2,331,097
		46,087,848
Commercial Services and Supplies — 0.0%
GFL Environmental Holdings U.S., Inc., 5.625%, 7/1/31(1)	365,000	365,242
Consumer Finance — 0.9%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	1,545,000	1,512,770
Avilease Capital Ltd., 5.50%, 6/30/31(1)	1,100,000	1,108,589
Navient Corp., 9.375%, 10/15/31	1,711,000	1,706,627
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	3,360,000	3,336,546
		7,664,532
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	988,000	966,604
Diversified REITs — 2.5%
American Assets Trust LP, 3.375%, 2/1/31	3,000,000	2,743,713
Brandywine Operating Partnership LP, 8.30%, 3/15/28	2,142,000	2,236,706
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 3/15/31	1,550,000	1,515,482
Global Net Lease, Inc., 4.50%, 9/30/28(1)	2,740,000	2,671,799
Kilroy Realty LP, 4.25%, 8/15/29	3,455,000	3,355,238
Kilroy Realty LP, 3.05%, 2/15/30	455,000	420,406
Store Capital LLC, 4.95%, 2/11/31	2,980,000	2,943,036

Trust 2401, 4.87%, 1/15/30(1)		2,111,000	2,057,877
Trust 2401, 7.70%, 1/23/32(1)		1,956,000	2,089,790
Trust Fibra Uno, 4.87%, 1/15/30(1)		2,019,000	1,947,487
			21,981,534
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 7.30%, 8/15/26		1,725,000	1,730,481
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)		2,215,000	2,247,784
SE Cosmos LLC, 8.875%, 5/1/31(1)		1,885,000	1,939,471
Space Exploration Technologies Corp., 5.35%, 7/15/31(1)		3,425,000	3,416,957
			9,334,693
Electric Utilities — 2.9%
Black Hills Corp., 4.55%, 1/31/31		2,223,000	2,190,195
Chpe LLC, 4.875%, 6/30/31(1)		3,503,000	3,496,946
COX Asset Mexico SA de CV, 7.125%, 1/8/32(1)		2,186,000	2,220,077
Evergy Missouri West, Inc., 4.70%, 5/21/29(1)		1,829,000	1,827,800
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)		2,393,000	2,372,063
Hydro One, Inc., 4.75%, 5/30/31		3,083,000	3,089,679
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56		1,200,000	1,199,759
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79		2,088,000	2,084,067
NRG Energy, Inc., 6.125%, 5/15/36(1)		996,000	996,889
Southern Co. Gas Capital Corp., VRN, 6.05%, 9/15/56		1,062,000	1,063,733
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)		2,433,000	2,520,914
VoltaGrid LLC, 7.375%, 11/1/30(1)		780,000	810,152
Xcel Energy, Inc., VRN, 5.75%, 12/3/56		1,728,000	1,708,314
			25,580,588
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.25%, 4/15/31(1)		268,000	265,920
Entertainment — 0.2%
Discovery Global Holdings, Inc., 4.30%, 1/17/30	EUR	1,704,000	1,838,352
Financial Services — 2.5%
Antares Holdings LP, 6.35%, 10/23/29(1)		2,730,000	2,721,351
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)		965,000	977,790
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)		1,655,000	1,633,034
Corebridge Global Funding, 4.55%, 1/9/31(1)		2,225,000	2,189,618
Deutsche Bank AG, VRN, 4.875%, 12/1/32		3,089,000	3,072,112
Essent Group Ltd., 6.25%, 7/1/29		2,010,000	2,073,089
Mastercard, Inc., 4.43%, 6/8/29		2,930,000	2,926,746
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		2,887,000	2,851,461
NMI Holdings, Inc., 6.00%, 8/15/29		1,600,000	1,634,623
Rocket Cos., Inc., 6.125%, 8/1/30(1)		755,000	768,323
Rocket Cos., Inc., 6.375%, 8/1/33(1)		635,000	646,566
			21,494,713
Food Products — 0.2%
Minerva Luxembourg SA, 4.375%, 3/18/31(1)		2,429,000	2,137,123
Gas Utilities — 0.4%
National Fuel Gas Co., 4.75%, 5/15/29		2,741,000	2,734,184
Promigas SA ESP/Gases del Pacifico SAC, VRN, 7.75%, 6/24/56(1)		702,000	714,285
			3,448,469
Ground Transportation — 0.5%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)		2,200,000	2,191,936
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)		1,789,000	1,758,057
			3,949,993
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 4.45%, 2/15/29		2,680,000	2,649,936

Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,259,000	1,286,504
		3,936,440
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,665,000	1,640,070
Universal Health Services, Inc., 1.65%, 9/1/26	1,343,000	1,337,533
		2,977,603
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	872,000	871,069
Household Durables — 0.3%
TopBuild Corp., 3.625%, 3/15/29(1)	1,475,000	1,475,000
Whirlpool Corp., 7.50%, 7/1/31(1)	1,270,000	1,288,349
		2,763,349
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	1,822,250	1,837,752
Insurance — 1.2%
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,268,000	1,254,603
GA Global Funding Trust, 5.20%, 12/9/31(1)	1,590,000	1,571,678
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	2,000,000	1,941,852
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	3,440,000	3,416,163
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	2,520,000	2,525,907
		10,710,203
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,270,906
Life Sciences Tools and Services — 0.1%
Illumina, Inc., 4.65%, 9/9/26	1,291,000	1,291,466
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	4,239,000	4,188,076
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	1,254,000	1,189,634
Cox Communications, Inc., 5.70%, 6/15/33(1)	2,285,000	2,247,208
Discovery Communications LLC, 3.95%, 3/20/28	1,404,000	1,301,789
Discovery Communications LLC, 4.125%, 5/15/29	1,502,000	1,488,122
Lamar Media Corp., 3.75%, 2/15/28	1,935,000	1,899,963
Nexstar Media, Inc., 6.50%, 9/15/33(1)	1,376,000	1,376,829
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,185,000	1,154,579
Univision Communications, Inc., 7.375%, 6/30/30(1)	1,305,000	1,309,604
Univision Communications, Inc., 8.875%, 4/15/33(1)	1,320,000	1,300,337
		17,456,141
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,944,000	3,054,382
Multi-Utilities — 0.4%
CMS Energy Corp., VRN, 4.75%, 6/1/50	1,608,000	1,576,585
Sempra, VRN, 4.125%, 4/1/52	2,242,000	2,224,087
		3,800,672
Oil, Gas and Consumable Fuels — 4.5%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	1,256,000	1,263,801
Azule Energy Finance PLC, 8.25%, 1/22/31(1)	424,000	424,591
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,350,000	1,384,545
Cenovus Energy, Inc., 4.65%, 3/20/31	3,565,000	3,520,649
Enbridge, Inc., VRN, 6.00%, 1/15/77	4,250,000	4,275,670
Energy Transfer LP, VRN, 8.00%, 5/15/54	2,020,000	2,145,381
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	4,382,000	4,366,678
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	2,099,000	2,092,689
Expand Energy Corp., 5.375%, 3/15/30	4,005,000	4,020,634
Ovintiv, Inc., 7.20%, 11/1/31	990,000	1,086,416

Ovintiv, Inc., 7.375%, 11/1/31	790,000	874,043
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	2,919,000	2,982,173
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	541,000	530,856
Rio Grande LNG LLC, 5.25%, 6/30/31(1)(2)	2,850,000	2,850,255
Targa Resources Corp., 4.35%, 1/15/29	2,720,000	2,699,867
Targa Resources Corp., 4.35%, 4/15/31	1,715,000	1,675,994
Transcanada Trust, VRN, 5.30%, 3/15/77	790,000	790,416
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	1,330,000	1,361,439
Western Midstream Operating LP, 4.80%, 3/1/31	822,000	813,198
		39,159,295
Passenger Airlines — 1.4%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	3,182,308	3,118,822
American Airlines, Inc., 7.25%, 2/15/28(1)	1,884,000	1,908,539
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	1,304,000	1,293,616
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	887,000	877,743
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	1,809,000	1,794,245
United Airlines Holdings, Inc., 5.375%, 3/1/31	2,020,000	2,008,017
United Airlines, Inc., 4.625%, 4/15/29(1)	1,170,000	1,154,528
		12,155,510
Semiconductors and Semiconductor Equipment — 0.8%
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	1,383,000	1,426,943
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	362,000	378,735
NVIDIA Corp., 4.35%, 6/15/29	2,563,000	2,555,627
NVIDIA Corp., 4.50%, 6/15/31	2,568,000	2,559,471
		6,920,776
Software — 1.5%
AppLovin Corp., 5.125%, 12/1/29	2,160,000	2,178,312
AppLovin Corp., 5.375%, 12/1/31	1,938,000	1,965,669
Intuit, Inc., 4.95%, 6/15/31	1,480,000	1,480,288
Oracle Corp., 4.95%, 2/4/31	1,400,000	1,370,925
ServiceNow, Inc., 4.25%, 5/15/28	1,805,000	1,799,716
ServiceNow, Inc., 4.70%, 8/15/31	1,805,000	1,796,313
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	2,547,000	2,570,422
		13,161,645
Specialized REITs — 0.7%
Crown Castle, Inc., 4.80%, 9/1/28	2,180,000	2,186,764
Crown Castle, Inc., 4.90%, 9/1/29	3,110,000	3,122,465
Iron Mountain, Inc., 6.25%, 1/15/35(1)	910,000	914,685
		6,223,914
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	1,179,000	1,209,609
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 4.75%, 7/15/31	310,000	308,202
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,224,215
Herc Holdings, Inc., 7.00%, 6/15/30(1)	2,720,000	2,818,607
		5,042,822
TOTAL CORPORATE BONDS (Cost $373,558,198)		373,273,394
ASSET-BACKED SECURITIES — 16.2%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)	1,182,560	1,177,177
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)	1,942,000	1,931,472
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)	3,833,000	3,794,207
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)	1,131,684	1,124,925

AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)		1,580,427	1,582,446
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)		2,075,984	2,087,620
Avant Credit Card Master Trust, Series 2024-1A, Class B, 5.55%, 4/15/30(1)		2,003,000	2,002,286
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)		2,960,000	2,924,592
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)		3,569,200	3,505,963
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,056,324	1,011,345
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.86%, 12/20/55(1)		1,902,909	1,919,223
BRAVO Residential Funding Trust, Series 2026-CES1, Class A1A, 5.25%, 4/25/56(1)		4,200,098	4,191,064
Canon Music Issuer Trust, Series 2026-1A, Class A, SEQ, 5.52%, 5/1/76(1)		2,377,000	2,373,646
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		494,183	489,704
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		3,342,769	3,213,260
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		3,349,000	3,383,926
Cherry Securitization Trust, Series 2026-1A, Class A, SEQ, 5.43%, 1/17/34(1)		2,300,000	2,301,736
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)		2,240,775	2,194,529
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,291,846
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)		3,273,787	3,231,325
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		2,362,000	2,366,165
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		2,862,000	2,827,927
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		1,356,000	1,253,614
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)		2,878,000	2,839,871
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)		2,915,009	2,850,989
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)		1,078,497	888,916
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.23%, (30-day average SOFR plus 1.60%), 8/25/54(1)		795,338	798,008
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		510,497	520,436
Hilton Grand Vacations Trust, Series 2026-1A, Class D, 7.21%, 2/25/43(1)		1,719,556	1,732,963
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)		3,973,393	3,935,021
JP Morgan Mortgage Trust, Series 2026-CES1, Class A2, 5.18%, 6/25/56(1)		3,225,000	3,182,472
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)		1,367,167	1,376,711
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)		2,671,000	2,652,030
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		2,299,970	2,315,868
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)		1,328,989	1,335,660
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)		4,211,590	4,157,678
Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30(1)		1,644,000	1,648,606
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)		2,293,000	2,281,144
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69%, 7/15/32(1)		2,004,000	2,006,907
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)		2,711,667	1,939,227
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		2,500,000	1,530,250
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		35,396	35,101
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(1)		1,357,000	1,357,142
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)		3,310,000	3,293,792
Pagaya AI Debt Grantor Trust, Series 2025-1, Class C, 5.87%, 7/15/32(1)		1,838,084	1,842,909
Pagaya AI Debt Grantor Trust, Series 2025-3, Class B, 6.06%, 12/15/32(1)		1,785,638	1,791,929
Pagaya AI Debt Grantor Trust, Series 2025-8, Class B, 5.41%, 7/15/33(1)		1,976,320	1,965,705
Pagaya AI Debt Grantor Trust, Series 2026-2, Class B, 6.03%, 11/15/33(1)		2,694,586	2,691,168
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)		1,847,000	1,847,908
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)		3,201,000	3,175,202
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		2,675,000	2,692,344
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)		1,265,000	1,255,028
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class C, 5.69%, 1/25/35(1)		1,910,000	1,877,777
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)		2,914,371	2,836,890
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)		3,667,382	3,634,181
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)		3,779,151	3,739,008
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)		2,350,000	2,293,453

SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	2,160,585	2,190,544
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	2,838,378	2,754,005
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	2,957,000	2,941,305
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	1,993,738	2,013,335
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	2,739,519	2,781,026
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	1,002,984	1,009,581
Westgate Resorts LLC, Series 2026-1A, Class C, 6.08%, 10/20/39(1)	1,583,968	1,582,626
TOTAL ASSET-BACKED SECURITIES (Cost $143,439,010)		141,774,714
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.2%
Private Sponsor Collateralized Mortgage Obligations — 14.9%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	232,359	231,032
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	3,792,797	3,740,763
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A2, 5.31%, 2/25/66(1)	1,904,553	1,888,757
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(1)	2,204,821	2,204,597
BRAVO Residential Funding Trust, Series 2026-NQM4, Class A2, 5.49%, 3/25/66(1)	3,163,798	3,149,866
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	795,492	800,750
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	2,905,663	2,909,480
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	22,398	22,342
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	496,465	496,311
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	1,896,098	1,895,239
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(1)	2,001,520	2,004,310
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(1)	1,895,012	1,901,261
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(1)	2,502,281	2,498,041
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	694,635	695,614
COLT Mortgage Loan Trust, Series 2025-8, Class A3, 5.89%, 8/25/70(1)	1,574,663	1,576,606
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(1)	1,287,172	1,294,254
Ellington Financial Mortgage Trust, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(1)	2,868,550	2,870,396
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	370,577	369,880
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)	1,635,416	1,636,975
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A4, SEQ, VRN, 5.50%, 10/25/56(1)	2,571,006	2,567,118
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	1,714,291	1,698,777
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	1,044,019	1,045,921
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	2,090,164	2,089,512
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	760,592	761,079
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	700,315	699,605
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	546,452	545,558
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	577	575
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(1)	803,275	800,289
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	1,658,125	1,653,190
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	2,440,872	2,448,040
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(1)	1,674,078	1,673,383
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(1)	3,714,000	3,658,254
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A3, 5.84%, 10/25/66(1)	2,652,095	2,649,233
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A2, 5.81%, 7/25/66(1)	5,334,779	5,322,836
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	277,290	277,183
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(1)	2,523,432	2,533,536
New Residential Mortgage Loan Trust, Series 2026-NQM5, Class A2, 5.48%, 4/25/66(1)	3,595,941	3,588,199
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	309,743	309,464
OBX Trust, Series 2024-NQM10, Class A3, 6.43%, 5/25/64(1)	327,439	330,248
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	1,394,638	1,401,146
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	1,915,967	1,917,782
OBX Trust, Series 2026-AHC1, Class AF, VRN, 5.38%, (30-day average SOFR plus 1.75%), 4/25/56(1)	2,381,165	2,392,911
OBX Trust, Series 2026-INV2, Class AF, VRN, 5.38%, (30-day average SOFR plus 1.75%), 4/25/56(1)	2,006,184	2,005,498

PMT Loan Trust, Series 2025-CNF1, Class A8, SEQ, VRN, 5.00%, 10/25/56(1)	5,315,861	5,258,363
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	2,178,675	2,174,821
PMT Loan Trust, Series 2026-CNF3, Class A3, VRN, 5.50%, 4/25/57(1)	3,195,666	3,198,795
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	2,962,302	2,918,089
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	1,724,959	1,723,817
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	1,982,528	1,981,577
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(1)	2,318,834	2,314,841
Rate Mortgage Trust, Series 2024-J4, Class A5, SEQ, VRN, 5.50%, 12/25/54(1)	1,259,465	1,258,673
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.24%, (30-day average SOFR plus 1.65%), 7/25/56(1)	3,400,000	3,398,052
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2, 5.85%, 5/25/65(1)	1,708,465	1,711,306
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	2,219,258	2,187,623
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(1)	2,552,564	2,537,122
Santander Mortgage Asset Receivable Trust, Series 2026-NQMS1, Class A3, 6.00%, 10/25/65(1)	2,875,000	2,874,979
Sequoia Mortgage Trust, Series 2025-12, Class A5, SEQ, VRN, 5.00%, 12/25/55(1)	4,002,479	3,955,521
Sequoia Mortgage Trust, Series 2025-2, Class A19, VRN, 6.00%, 3/25/55(1)	1,620,046	1,632,940
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	1,936,827	1,933,451
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.23%, (30-day average SOFR plus 1.60%), 5/25/56(1)	3,247,136	3,247,449
SG Residential Mortgage Trust, Series 2025-1, Class A1, VRN, 5.10%, 12/25/65(1)	3,884,693	3,856,064
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.03%, (30-day average SOFR plus 3.40%), 11/25/33(1)	267,037	268,102
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	1,071,518	1,077,729
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)	1,125,145	1,133,945
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	2,110,925	2,114,460
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)	987,929	987,793
Verus Securitization Trust, Series 2026-4, Class A1, VRN, 5.00%, 4/25/71(1)	1	1
Verus Securitization Trust, Series 2026-R5, Class A3, 5.76%, 3/25/68(1)	1,976,903	1,977,634
		130,278,958
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	17,259,180	2,256,419
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	1,052,433	174,720
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	627,941	102,974
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	992,711	133,043
		2,667,156
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $133,183,325)		132,946,114
U.S. TREASURY SECURITIES — 11.0%
U.S. Treasury Notes, 4.50%, 5/15/27(3)	400,000	401,370
U.S. Treasury Notes, 3.875%, 10/15/27(3)	900,000	896,854
U.S. Treasury Notes, 3.375%, 12/31/27(3)	7,500,000	7,414,746
U.S. Treasury Notes, 3.50%, 1/31/28	5,000,000	4,948,828
U.S. Treasury Notes, 3.875%, 3/31/28	15,000,000	14,927,930
U.S. Treasury Notes, 4.625%, 9/30/28(3)	1,000,000	1,009,785
U.S. Treasury Notes, 3.50%, 11/15/28	2,000,000	1,970,117
U.S. Treasury Notes, 3.50%, 12/15/28	14,500,000	14,277,402
U.S. Treasury Notes, 3.50%, 3/15/29	3,300,000	3,244,828
U.S. Treasury Notes, 4.125%, 3/31/29	33,500,000	33,465,322
U.S. Treasury Notes, 3.875%, 4/15/29	14,000,000	13,895,547
TOTAL U.S. TREASURY SECURITIES (Cost $97,187,667)		96,452,729
CONVERTIBLE PREFERRED SECURITIES — 5.7%
Banks — 5.3%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,622,157
Banco Bilbao Vizcaya Argentaria SA, 9.375%	1,371,000	1,497,809
Banco Davivienda SA, 6.65%(1)	1,338,000	1,237,019
Banco de Credito e Inversiones SA, 8.75%(1)	1,931,000	2,080,035

Banco Mercantil del Norte SA, 5.875%(1)	1,091,000	1,085,000
Banco Mercantil del Norte SA, 7.50%(1)	667,000	662,270
Banco Mercantil del Norte SA, 7.625%(1)	700,000	703,173
Banco Santander SA, 4.75%	100,000	100,266
BNP Paribas SA, 8.50%(1)	4,530,000	4,779,014
Commerzbank AG, 7.50%	1,200,000	1,255,235
Credit Agricole SA, 4.75%(1)	321,000	311,704
HSBC Holdings PLC, 6.50%	1,684,000	1,704,265
HSBC Holdings PLC, 6.875%	2,911,000	2,993,018
ING Groep NV, 4.875%	4,157,000	4,025,929
ING Groep NV, 7.50%	2,518,000	2,599,997
Lloyds Banking Group PLC, 8.00%	3,370,000	3,598,115
Skandinaviska Enskilda Banken AB, 6.875%	4,400,000	4,482,797
Societe Generale SA, 9.375%(1)	1,630,000	1,718,490
Societe Generale SA, 10.00%(1)	1,180,000	1,288,276
Svenska Handelsbanken AB, 4.375%	2,800,000	2,784,852
Swedbank AB, 7.75%	4,600,000	4,865,250
		46,394,671
Capital Markets — 0.4%
UBS Group AG, 9.25%(1)	3,510,000	3,779,558
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $49,927,936)		50,174,229
PREFERRED SECURITIES — 3.8%
Banks — 1.5%
Bank of America Corp., 4.375%	1,710,000	1,704,420
Citigroup, Inc., 7.625%	2,107,000	2,190,239
Citizens Financial Group, Inc., 4.00%	2,140,000	2,125,869
KeyCorp, 5.00%	1,970,000	1,973,475
M&T Bank Corp., 5.125%	1,641,000	1,643,789
Truist Financial Corp., 6.67%	3,535,000	3,534,454
		13,172,246
Capital Markets — 0.2%
Northern Trust Corp., 4.60%	1,905,000	1,908,909
Consumer Finance — 1.0%
Ally Financial, Inc., 4.70%	2,285,000	2,214,376
Capital One Financial Corp., 3.95%	2,375,000	2,368,634
Capital One Financial Corp., 5.50%	2,625,000	2,621,618
Sumisho Air Lease Corp., 8.26%	885,000	892,283
Synchrony Financial, 7.25%	825,000	820,355
		8,917,266
Electric Utilities — 0.1%
NRG Energy, Inc., 10.25%(1)	1,062,000	1,149,039
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 8.00%(1)	2,635,000	2,663,116
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.35%	2,512,000	2,500,219
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.625%	3,468,000	3,497,787
TOTAL PREFERRED SECURITIES (Cost $33,697,373)		33,808,582
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 5.90%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	1,683,000	22,054
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 6.59%, (1-month SOFR plus 2.96%), 11/15/34(1)(4)(5)	1,581,000	10,253
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	921,010	862,583

Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.62%, 12/10/41(1)	3,199,000	2,845,831
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.89%, (1-month SOFR plus 1.26%), 11/15/38(1)	799,000	792,183
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.24%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,726,000	1,710,725
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.07%, (1-month SOFR plus 2.44%), 4/15/41(1)	2,564,000	2,572,484
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.08%, (1-month SOFR plus 2.45%), 10/15/41(1)	2,171,000	2,178,841
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.07%, (1-month SOFR plus 1.44%), 2/15/42(1)	850,000	845,813
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	2,990,000	2,997,666
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	1,929,000	1,867,147
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	1,381,969	1,364,555
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	1,939,000	1,942,155
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	393,000	348,373
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	470,000	341,921
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,806,026)		20,702,584
BANK LOAN OBLIGATIONS(6) — 1.8%
Aerospace and Defense — 0.5%
TransDigm, Inc., 2025 Term Loan K, 3/22/30(7)	4,256,000	4,261,150
Automobile Components — 0.3%
Clarios Global LP, 2024 USD Term Loan B, 5/6/30(7)	2,475,000	2,480,420
Entertainment — 0.4%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.14%, (1-month SOFR plus 2.50%), 6/3/33	3,441,539	3,446,770
Media — 0.0%
Charter Communications Operating LLC, 2023 Term Loan B4, 12/7/30(7)	197,000	195,018
Passenger Airlines — 0.3%
American Airlines, Inc., 2024 1st Lien Term Loan B, 5.94%, (6-month SOFR plus 2.25%), 2/15/28	465,600	461,992
United Airlines, Inc., 2026 Term Loan B, 2/22/31(7)	2,250,000	2,250,697
		2,712,689
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5/5/28(7)	2,970,000	2,981,538
TOTAL BANK LOAN OBLIGATIONS (Cost $16,077,433)		16,077,585
MUNICIPAL SECURITIES — 1.0%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	6,395,000	6,309,962
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	1,920,000	1,915,162
Montana Facility Finance Authority Rev., (State John's Lutheran Ministries, Inc. Obligated Group), 7.12%, 5/15/31 (2)	935,000	933,313
TOTAL MUNICIPAL SECURITIES (Cost $9,249,869)		9,158,437
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	1,879,000	1,888,959
Mongolia — 0.1%
Development Bank of Mongolia LLC, 6.90%, 7/2/31(1)(2)	611,000	605,855
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,478,423)		2,494,814
COLLATERALIZED LOAN OBLIGATIONS — 0.0%
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.88%, (1-month SOFR plus 2.26%), 9/15/35(1) (Cost $378,321)	379,750	379,755
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	82,968	82,968

Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 6/30/33, valued at $9,349,441), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $9,166,929)	9,166,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,248,968)	9,248,968
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $892,232,549)	886,491,905
OTHER ASSETS AND LIABILITIES — (1.1)%	(9,666,635)
TOTAL NET ASSETS — 100.0%	$876,825,270

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,319,487	CAD	1,837,223	Citibank NA	9/16/26	$19,700
USD	1,903,776	EUR	1,647,260	UBS AG	9/16/26	15,664
						$35,364

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	157	September 2026	$17,252,828	$(79,634)
U.S. Treasury 10-Year Ultra Notes	221	September 2026	24,855,594	(187,259)
			$42,108,422	$(266,893)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31	$28,710,000	$(2,027,273)	$(326,832)	$(2,354,105)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $478,169,535, which represented 54.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,470,234.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$373,273,394	—
Asset-Backed Securities	—	141,774,714	—
Collateralized Mortgage Obligations	—	132,946,114	—
U.S. Treasury Securities	—	96,452,729	—
Convertible Preferred Securities	—	50,174,229	—
Preferred Securities	—	33,808,582	—
Commercial Mortgage-Backed Securities	—	20,702,584	—
Bank Loan Obligations	—	16,077,585	—
Municipal Securities	—	9,158,437	—
Sovereign Governments and Agencies	—	2,494,814	—
Collateralized Loan Obligations	—	379,755	—
Short-Term Investments	$82,968	9,166,000	—
	$82,968	$886,408,937	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$35,364	—

Liabilities
Other Financial Instruments
Futures Contracts	$266,893	—	—
Swap Agreements	—	$2,354,105	—
	$266,893	$2,354,105	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.